Total
Pzena Mid Cap Value Fund
PZENA MID CAP VALUE FUND
Investment Objective
The Pzena Mid Cap Value Fund (the “Mid Cap Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Pzena Mid Cap Value Fund	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pzena Mid Cap Value Fund		Investor Class	Institutional Class
Management Fees (as a percentage of Assets)		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Component1 Other Expenses		0.10%	none
Other Expenses (as a percentage of Assets):		0.53%	0.43%
Expenses (as a percentage of Assets)		1.58%	1.23%
Fee Waiver or Reimbursement	[1]	(0.33%)	(0.33%)
Net Expenses (as a percentage of Assets)		1.25%	0.90%
[1]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Mid Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 0.90% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 27, 2021, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Pzena Mid Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	127	467	829	1,850
Institutional Class	92	358	644	1,460

Portfolio Turnover.
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “mid-cap” companies. The Fund defines a “mid-cap” company as an issuer whose market capitalization at the time of initial purchase, is in the range of those found in the Russell Midcap® Index (“mid cap companies”). As of May 31, 2020, the market capitalization of companies in the Russell Midcap® Index ranged from $127 million to $71.481 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its total assets in equity securities of mid-cap companies.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 30 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in mid cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign companies, through American Depositary Receipts (“ADRs”) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging markets securities. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships ("MLPs"). From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 29, 2020, 29.00% of the Fund's total investments were invested in the financial services sector.

In evaluating an investment for purchase by the Mid Cap Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the potential impacts of material environmental, social and governance (ESG) factors, and the experience and competence of management, among other factors. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Mid Cap Fund. The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Management Risk. The Mid Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Mid Cap Company Risk. A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Mid Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

◦
Financial Services Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Mid Cap Fund at quoted market prices.

•
Real Estate Investment Trust (REIT) Risk. Investments in REITs are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

•
Depositary Receipt Risk. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.

•
Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

Performance
The following information provides some indication of the risks of investing in the Mid Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Calendar Year Total Returns as of December 31 – Institutional Class

The Fund’s calendar year-to-date return as of March 31, 2020 was -42.23%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 12.51% (quarter ended December 31, 2016) and the lowest return for a calendar quarter was -20.29% (quarter ended December 31, 2018).

Average Annual Total Returns (For the period ended December 31, 2019)
Average Annual Total Returns - Pzena Mid Cap Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	27.06%	7.62%	8.20%	Mar. 31, 2014
Institutional Class	Institutional Class Return Before Taxes	29.00%	7.07%	7.02%	Mar. 31, 2014
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	28.64%	6.44%	6.24%
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	17.41%	5.47%	5.34%
Investor Class	Investor Class Return Before Taxes	28.52%	6.74%	6.69%	Mar. 31, 2014

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Mid Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Pzena Small Cap Value Fund
PZENA SMALL CAP VALUE FUND
Investment Objective
The Pzena Small Cap Value Fund (the “Small Cap Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Pzena Small Cap Value Fund	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pzena Small Cap Value Fund		Investor Class	Institutional Class
Management Fees (as a percentage of Assets)		0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	none
Component1 Other Expenses		0.10%	none
Other Expenses (as a percentage of Assets):		0.93%	0.83%
Expenses (as a percentage of Assets)	[1]	2.13%	1.78%
Fee Waiver or Reimbursement	[2]	(0.67%)	(0.67%)
Net Expenses (as a percentage of Assets)		1.46%	1.11%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Small Cap Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[2]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 1.10% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 27, 2021, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Pzena Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	149	602	1,083	2,409
Institutional Class	113	495	902	2,039

Portfolio Turnover.
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “small-cap” companies. The Fund defines a “small-cap” company as an issuer whose market capitalization at the time of initial purchase, is in the range of those found in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (“small cap companies”). As of May 31, 2020, the market capitalization of companies in the Russell 2000® Index ranged from $10 million to $12.959 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its total assets in equity securities of small-cap companies.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 90 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in small-cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign securities, through American Depositary Receipts (“ADRs”) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging market securities. The Fund may also invest in real estate investment trusts (“REITs”) and foreign real estate companies. The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships (“MLPs”). From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 29, 2020, 29.65% of the Fund’s total investments were invested in the financial services sector.

In evaluating an investment for purchase by the Small Cap Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the potential impacts of material environmental, social and governance (ESG) factors, and the experience and competence of management, among other factors. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Small Cap Fund. The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Management Risk. The Small Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Small Cap Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Small Cap Fund at quoted market prices.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Small Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

◦
Financial Services Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

•
Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.

•
Depositary Receipt Risk. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.

•
Emerging Markets Risk.  In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

Performance
The following information provides some indication of the risks of investing in the Small Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Calendar Year Total Returns as of December 31 – Institutional Class

The Fund’s calendar year-to-date return as of March 31, 2020 was -42.61%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.99% (quarter ended December 31, 2019) and the lowest return for a calendar quarter was -20.38% (quarter ended December 31, 2018).

Average Annual Total Returns (For the period ended December 31, 2019)
Average Annual Total Returns - Pzena Small Cap Value Fund	Label	1 Year	Since Inception	Inception Date
Russell 2000 Value® Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39%	10.36%	Apr. 27, 2016
Institutional Class	Institutional Class Return Before Taxes	25.05%	7.81%	Apr. 27, 2016
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	24.85%	6.74%
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	14.96%	5.79%
Investor Class	Investor Class Return Before Taxes	24.84%	7.49%	Apr. 27, 2016

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Pzena Emerging Markets Value Fund
PZENA EMERGING MARKETS VALUE FUND
Investment Objective
The Pzena Emerging Markets Value Fund (the “Emerging Markets Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Pzena Emerging Markets Value Fund	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pzena Emerging Markets Value Fund		Investor Class	Institutional Class
Management Fees (as a percentage of Assets)		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Component1 Other Expenses		0.10%	none
Other Expenses (as a percentage of Assets):		0.34%	0.24%
Expenses (as a percentage of Assets)	[1]	1.59%	1.24%
Fee Waiver or Reimbursement	[2]	(0.15%)	(0.15%)
Net Expenses (as a percentage of Assets)		1.44%	1.09%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Emerging Markets Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[2]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Emerging Markets Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.08% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 27, 2021, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Pzena Emerging Markets Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	147	487	851	1,877
Institutional Class	111	379	667	1,487

Portfolio Turnover.
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in emerging market countries Emerging market companies are generally located in, or operating within, newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe. This includes companies located in, or primarily operating from, countries in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or MSCI Frontier Emerging Markets Index. The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may also invest in participation notes (“P-Notes”) as a primary investment strategy. P-Notes are a type of equity-linked derivative which generally are traded over-the-counter. The Fund may also invest in real estate investment trusts (“REITs”), including foreign real estate companies operating in emerging markets. From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector.

In evaluating an investment for purchase by the Emerging Markets Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the potential impacts of material environmental, social and governance (ESG) factors, and the experience and competence of management, among other factors. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund. The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. In addition, unexpected events and their 4 aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Management Risk. The Emerging Markets Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Emerging Markets Fund’s investments.

•
Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Emerging Markets Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk is especially high in emerging markets.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Emerging Markets Fund’s portfolio, could react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Emerging Markets Fund at quoted market prices.

•
P-Note Risk. Although P-Notes seek to offer a return linked to a particular underlying equity security, the P-Note’s performance may differ due to transaction costs and other expenses. In addition, P-Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the P-Notes will not fulfill its contractual obligation to complete the transaction with the Emerging Markets Fund. There is also no assurance that there will be a secondary trading market for a P-Note and therefore, P-Notes may be considered illiquid.

•
Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.

Performance
The following information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Calendar Year Total Returns as of December 31 – Institutional Class

The Fund’s calendar year-to-date return as of March 31, 2020 was -32.89%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 13.08% (quarter ended March 31, 2017) and the lowest return for a calendar quarter was -16.59% (quarter ended September 30, 2015).

Average Annual Total Returns (For the period ended December 31, 2019)
Average Annual Total Returns - Pzena Emerging Markets Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
MSCI Emerging Markets Index Net USD (reflects no deduction for fees, expenses or taxes)	MSCI Emerging Markets Index (Net USD) (reflects no deduction for fees, expenses or taxes)	18.42%	5.61%	4.54%	Mar. 31, 2014
Institutional Class	Institutional Class Return Before Taxes	10.74%	5.37%	2.60%	Mar. 31, 2014
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	9.72%	5.05%	2.32%
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.08%	4.30%	2.12%
Investor Class	Investor Class Return Before Taxes	10.35%	5.07%	2.30%	Mar. 31, 2014

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Pzena International Small Cap Value Fund
PZENA INTERNATIONAL SMALL CAP VALUE FUND
Investment Objective
The Pzena International Small Cap Value Fund (the “International Small Cap Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Small Cap Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Pzena International Small Cap Value Fund	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pzena International Small Cap Value Fund		Investor Class	Institutional Class
Management Fees (as a percentage of Assets)		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Component1 Other Expenses		0.10%	none
Other Expenses (as a percentage of Assets):		12.29%	12.19%
Expenses (as a percentage of Assets)	[1]	13.54%	13.19%
Fee Waiver or Reimbursement	[2]	(12.01%)	(12.01%)
Net Expenses (as a percentage of Assets)		1.53%	1.18%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the International Small Cap Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[2]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay International Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.17% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 27, 2021, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the International Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Pzena International Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	156	2,723	4,871	8,828
Institutional Class	120	2,639	4,763	8,724

Portfolio Turnover.
The International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions the International Small Cap Fund invests at least 80% of its total assets in common stocks of small-cap companies located in Developed Markets outside the U.S. The Fund defines a “small-cap” company as an issuer whose market capitalization at the time of initial purchase is in the range of those found in the MSCI World ex USA Small Cap Index (the “Small Cap Index”), during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (“small cap companies”). As of May 31, 2020, the market capitalization of companies in the MSCI World ex USA Small Cap Index ranged from $24.7 million to $9.702 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its total assets in equity securities of small-cap companies. The Fund defines “Developed Markets” primarily as those classified as developed by Morgan Stanley Capital International (“MSCI”). The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 90 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to Developed Markets companies by purchasing equity securities in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs) and Global Depositary Receipts (“GDRs”). The Fund may also invest in real estate investment trusts (“REITs”), foreign real estate companies, emerging market securities, limited partnerships, and master limited partnerships (“MLPs”) (limited partnerships in which the ownership units are publicly traded). The Fund may also invest in convertible bonds, Rule 144A securities and securities issued pursuant to initial public offerings (“IPOs”). The Fund may invest in a wide range of industries. However, from time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 29, 2020, 31.18% of the Fund’s total investments were invested in the industrials sector.

In evaluating an investment for purchase by the International Small Cap Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the potential impacts of material environmental, social and governance (ESG) factors, and the experience and competence of management, among other factors. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the International Small Cap Fund. The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Management Risk. The International Small Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Small Cap Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the International Small Cap Fund at quoted market prices.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the International Small Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

◦
Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

•
Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid than U.S. securities, which could affect the International Small Cap Fund’s investments. Foreign securities may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

•
Emerging Markets Risk.  In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Depositary Receipt Risk. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

•
Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
Initial Public Offering Risk.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Newer Fund Risk. The International Small Cap Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
The following information provides some indication of the risks of investing in the International Small Cap Fund. The bar chart shows the annual return for the Fund’s Institutional Class shares for its first full year of operation. The table shows how the Fund’s average annual returns for 1-year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Calendar Year Total Returns as of December 31 – Institutional Class

The Fund’s calendar year-to-date return as of March 31, 2020 was -42.15%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 12.74% (quarter ended December 31, 2019) and the lowest return for a calendar quarter was -4.61% (quarter ended June 30, 2019).

Average Annual Total Returns (For the period ended December 31, 2019)
Average Annual Total Returns - Pzena International Small Cap Value Fund	Label	1 Year	Since Inception	Inception Date
MSCI WORLD ex USA SMALL CAP Index (reflects no deduction for fees, expenses or taxes)	MSCI WORLD ex USA SMALL CAP Index (reflects no deduction for fees, expenses or taxes)	25.41%	3.89%	Jul. 02, 2018
Institutional Class	Institutional Class Return Before Taxes	11.12%	(3.73%)	Jul. 02, 2018
Institutional Class | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	10.84%	(4.29%)
Institutional Class | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.27%	(2.76%)
Investor Class	Investor Class Return Before Taxes	10.90%	(3.97%)	Jul. 02, 2018

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the International Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.